Details of the Statements of Profit or Loss and Other Comprehensive Income (Loss) - Schedule of General and Administrative Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of General and Administrative Expenses [Abstract]
Salaries and related compensation	€ 1,848	€ 1,797	€ 2,151
Professional services	3,275	2,306	2,367
Other	940	1,180	1,337
Total general and administrative expenses	€ 6,063	€ 5,283	€ 5,855